SHARE-BASED COMPENSATION (Details)				1 Months Ended	12 Months Ended
	Aug. 24, 2021 shares	Jun. 15, 2020 shares	Mar. 11, 2015 shares	Jun. 30, 2020 $ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Oct. 31, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years	4 years
Share-based Payment Arrangement, Expense | ¥						¥ 15,911,144	¥ 186,903,431
Exercise price | $ / shares					$ 0.01
Mr. Baoli Ma, founder, Chairman and Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense | ¥						68,166,664
Exercise price | $ / shares				$ 0.01
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense | ¥						830,710	¥ 141,544,319
General and administrative expenses | Non-employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense | ¥						¥ 31,082,306
2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares to motivate directors, employees and consultants of the Group			1,551,724
Vesting period			4 years
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares to motivate directors, employees and consultants of the Group		758,783
2020 Plan | Mr. Baoli Ma, founder, Chairman and Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares to motivate directors, employees and consultants of the Group				303,513
2020 Plan | Non-employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares to motivate directors, employees and consultants of the Group								268,487
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares to motivate directors, employees and consultants of the Group	833,550
Option vest on the first anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%	25.00%
Option vest on the first anniversary | 2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			25.00%
Option vest monthly over subsequent 36 months
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	36 months	36 months
Option vest monthly over subsequent 36 months | 2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			36 months